Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of balance of additional paid-in capital

Balance of additional paid-in capital as of December 31, 2024 and 2025 were as follows:

	December 31,	December 31,
	2024	2025

	(in thousands)
From ordinary shares	$93,341	93,341
From treasury shares	5,864	5,563
From share-based compensation	14,509	15,201
From share of changes in equities of associates and subsidiaries	1,662	1,745
	$115,376	115,850

Schedule of changes in accumulated other comprehensive income, net of tax

Changes in accumulated other comprehensive income, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains	benefit	other
	currency	(losses) on	pension	comprehensive
	translation	securities	plans	income

	(in thousands)
Beginning balance, January 1, 2023	$(101)	(906)	789	(218)
Exchange differences arising on translation of foreign operations	(123)	—	—	(123)
Changes in fair value of financial assets	—	152	—	152
Remeasurement of defined benefit pension plans	—	—	9	9
Ending balance, December 31, 2023	(224)	(754)	798	(180)
Exchange differences arising on translation of foreign operations	(626)	—	—	(626)
Changes in fair value of financial assets	—	9,427	—	9,427
Remeasurement of defined benefit pension plans	—	—	—	—
Ending balance, December 31, 2024	(850)	8,673	798	8,621
Exchange differences arising on translation of foreign operations	273	—	—	273
Changes in fair value of financial assets	—	27,810	—	27,810
Remeasurement of defined benefit pension plans	—	—	—	—
Ending balance, December 31, 2025	$(577)	36,483	798	36,704

Schedule of noncontrolling interest

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Balance at the beginning of year	$1,249	6,934	6,266
Equity attributable to non-controlling interests
Profit (Loss) for the year	(1,195)	15	1,338
Remeasurement of defined benefit pension plans	2	—	—
Share-based compensation expenses	40	78	41
New shares issued by subsidiaries	6,015	9	1,508
Dividend to noncontrolling interest from subsidiary	—	—	(442)
Acquired the controlling power from noncontrolling interest	811	—	—
Purchase of subsidiaries shares from noncontrolling interest	12	(764)	45
Exchange differences arising on translation of foreign operations	—	(6)	(9)
Balance at the end of year	$6,934	6,266	8,747